Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current deferred income tax assets	$ 40,332	$ 35,735
Current deferred income tax liabilities	3,237	278
Non-current deferred income tax assets	60,224	35,695
Non-current deferred income tax liabilities	$ 25,377	$ 28,969